Taxation - Net deferred tax assets and liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
Deferred tax assets	£ 138	£ 122
Deferred tax liabilities	(2,032)	(1,987)
Net deferred tax (liability) asset	£ (1,894)	£ (1,865)	£ (1,978)